Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2017	Jan. 31, 2016
Common shares, shares issued (in shares)	75,874,684	75,761,184
Common shares, shares outstanding (in shares)	75,874,684	75,761,184